Average Annual Total Returns{- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-12 - Fidelity Europe Fund	Fidelity Advisor Europe Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Europe Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Europe Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Europe Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Europe Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Europe Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Europe Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Europe Fund: Class Z Return Before Taxes Inception Date	MS002 Past 1 year	MS002 Past 5 years	MS002 Since Inception
Total	16.85%	3.97%	1.83%	[1]	Mar. 18, 2014	14.84%	2.94%	0.88%	[1]	Mar. 18, 2014	11.15%	3.01%	1.36%	[1]	Mar. 18, 2014	19.27%	4.15%	1.93%	[1]	Mar. 18, 2014	21.98%	4.38%	2.06%	[1]	Mar. 18, 2014	24.41%	5.58%	3.23%	[1]	Mar. 18, 2014	24.52%		5.25%	[1]	Oct. 02, 2018	24.13%	5.33%	3.32%	[1]

[1]	(a)From March 18, 2014 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.